Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Disclosure of dividends

				Common Shares		Preferred Shares
Payment	Date of Board of Directors approval	Date of register	Date of Payment	Amount	Amount per share	Amount	Amount per share	Total
1st installment – dividends	08.04.2021	08.16.2021	08.25.2021	2,300	0.3091	1,731	0.3091	4,031
2nd installment - interest on capital	08.04.2021	12.01.2021	12.15.2021	1,483	0.1993	1,116	0.1993	2,599
2nd installment - dividends	10.28.2021	12.01.2021	12.15.2021	2,911	0.3911	2,191	0.3911	5,102
Indexation charges on paid anticipations				69	0.0093	52	0.0093	121
Complementary dividends	02.23.2022	04.13.2022	05.16.2022	3,816	0.5127	2,872	0.5127	6,688
Total for 2021				10,579	1.4215	7,962	1.4215	18,541
Total for 2020				1,128	0.1515	849	0.1515	1,977
Amounts translated into U.S. dollar based on the exchange rate prevailing at the date of the approval, except for the complementary dividends, based on the closing exchange rate at the date of the financial statements.

Earnings (Losses) Per Share

		2021			2020			2019
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	11,339	8,536	19,875	651	490	1,141	5,791	4,360	10,151
Continuing operations	11,339	8,536	19,875	651	490	1,141	4,370	3,290	7,660
Discontinued operations	−	−	−	−	−	−	1,421	1,070	2,491
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings (losses) per share - in U.S. dollars	1.52	1.52	1.52	0.09	0.09	0.09	0.78	0.78	0.78
Continuing operations	1.52	1.52	1.52	0.09	0.09	0.09	0.59	0.59	0.59
Discontinued operations	−	−	−	−	−	−	0.19	0.19	0.19
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	3.04	3.04	3.04	0.18	0.18	0.18	1.56	1.56	1.56
Continuing operations	3.04	3.04	3.04	0.18	0.18	0.18	1.18	1.18	1.18
Discontinued operations	−	−	−	−	−	−	0.38	0.38	0.38
(*)	Petrobras' ADSs are equivalent to two shares.